SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	Share capital:

1.	Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

2.
In March 2016, the Company consummated a rights offering, in which the Company granted, at no charge to the holders of the Company's ordinary shares as of the record date for the rights offering, for each nine (9) ordinary shares owned, one non-transferable subscription right to purchase two ordinary shares at a price of $7.16 (reflecting a price of $3.58 per share). Through this rights offering the Company issued 9,874,170 ordinary shares and raised a gross amount of $35,350. Issuance expenses amounted to $265.

b.	Stock option plans:

Description of plans:

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. During the years commencing in 2010 and through December 31, 2018, the Company's Board of Directors approved, in the aggregate, an increase of 5,104,000 shares to the number of shares available for grant under the 2008 Plan, bringing the total amount of shares available for grant to 6,104,000. As of December 31, 2018, an aggregate of 128,888 shares are still available for future grants under the 2008 Plan.

Options granted under the 2008 Plan vest quarterly over two to four years or 50% at the second anniversary and 25% at the third and fourth anniversary. The options expire after six, seven or ten years from the date of grant. Restricted share units (“RSUs”) granted under the 2008 Plan vest quarterly or annually over four years. Any options or RSUs, which are forfeited or canceled before expiration of the 2008 Plan, become available for future grants.

Valuation assumptions:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock options awards and the fair value of RSUs is based on the market stock price on the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends. The Company’s Board of directors declared on the date of this annual report a cash dividend in the amount of $0.45 per share (or approximately $25,000) to be paid in April 2019 (for which a protective adjustment is applied to the outstanding equity awards). This will be the first time the Company pays dividend. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future. For additional information see Note 15.

Options granted to employees:

The fair value of the Company's stock options granted to employees for the years ended December 31, 2018, 2017 and 2016 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016

Risk free interest	2.48%-2.82%	1.66%-2.00%	1.08%-1.62%
Dividend yields	0%	0%	0%
Volatility	33%	33%	33%-35%
Expected term (in years)	4.3-4.39	4.52	4.8

A summary of employee option balances under the 2008 Plan as of December 31, 2018 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	2,808,000	$5.2
Granted	740,000	$8.2
Exercised	(438,840)	$4.9
Forfeited	(225,750)	$5.3

Outstanding at December 31, 2018	2,883,410	$6.0	3.7	$9,087

Exercisable at December 31, 2018	1,209,910	$5.2	2.6	$4,804

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2018 was $2.3. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the year ended December 31, 2018 was $1,789.

The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2018, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2018	life (years)	price	2018	options

$3.77-5.63	1,773,410	3.1	$5.0	1,060,660	5.0
$5.86-8.14	925,000	4.4	$7.3	149,250	6.7
$9.34	185,000	5.6	$9.3	-

	2,883,410	3.7	$6.0	1,209,910	5.2

Additional stock-based compensation data:

As of December 31, 2018, there was $2,254 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the 2008 Plan. The cost related to employees is expected to be recognized over a weighted-average period of 2.78 years.

c.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. As set forth in Note 15, the Company’s Board of Directors declared a cash dividend in the amount of $0.45 per share (or approximately $25,000) to be paid in April 2019. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

2.
Pursuant to the terms of a loan from a bank (see also Note 11c), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank, the company has obtained such an approval with respect to the expected distribution.